                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Breeden Capital Management LLC
Address:          100 Northfield Street
                  Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard C. Breeden

Title:    Chairman

Phone:    (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden        Greenwich, CT            August 14, 2009
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           9

Form 13F Information Table Value Total:    $739,982
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED JUNE 30, 2009

                        Title of             Value   Shrs or prn SH/ Put/ Investment  Other
Name of Issuer           Class     CUSIP   (x $1000)     amt     PRN Call Discretion Managers Voting Authority
--------------          -------- --------- --------- ----------- --- ---- ---------- -------- ----------------
                                                                                              Sole Shared None
                                                                                              ---- ------ ----
Block (H & R) Inc.        COM    093671105  229,024  13,292,143  SH          SOLE              X
eBay Inc.                 COM    278642103   46,490   2,713,961  SH          SOLE              X
Helmerich & Payne Inc.    COM    423452101  137,127   4,442,076  SH          SOLE              X
Hewitt Assocs Inc.        COM    42822Q100   27,161     912,076  SH          SOLE              X
Hillenbrand Inc.          COM    431571108   65,004   3,906,482  SH          SOLE              X
Hill Rom Holdings Inc.    COM    431475102   53,176   3,278,409  SH          SOLE              X
J.M. Smucker Co.          COM    832696405   18,640     383,069  SH          SOLE              X
                          NEW
Steris Corp.              COM    859152100  132,156   5,067,321  SH          SOLE              X
Zale Corp. New            COM    988858106   31,204   9,070,839  SH          SOLE              X